Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,644,582,121.64
Previously Paid Amount	0.00
Total Fee Amount	503,316.79
Total Offset Amount	0.00
Net Fee	503,316.79
Narrative - Max Aggregate Offering Price	$ 3,644,582,121.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true